UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22893

Fidelity Oxford Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02110

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02110

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Commodity Strategy Central Fund Semi-Annual Report January 31, 2016

Contents

Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

To obtain the daily NAV of this fund, email DataControlandPolicy @ fmr.com.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2016*

% of fund's total commodity-linked investments
Commodity Swaps	81.3%
Commodity Futures	18.7%

% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	86.3%
Commodity Futures	13.7%

Commodity Sector Diversification as of January 31, 2016*

% of fund's total commodity-linked investments
Agriculture	30.8%
Energy	30.5%
Industrial Metals	17.1%
Precious Metals	15.8%
Livestock	5.8%

% of fund's total commodity-linked investments 6 months ago
Agriculture	29.4%
Energy	34.3%
Industrial Metals	15.5%
Precious Metals	15.9%
Livestock	4.9%

* Investments in Commodity Swaps provide exposure to the commodities market via the Bloomberg Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Consolidated Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 14.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.4% 3/3/16 to 5/12/16 (a)(b)
(Cost $59,966,084)	60,000,000	59,961,370
	Shares	Value

Money Market Funds - 74.9%
Fidelity Cash Central Fund, 0.38% (c)
(Cost $312,604,318)	312,604,318	312,604,318
TOTAL INVESTMENT PORTFOLIO - 89.3%
(Cost $372,570,402)		372,565,688
NET OTHER ASSETS (LIABILITIES) - 10.7%		44,625,207
NET ASSETS - 100%		$417,190,895

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
323 CBOT Corn Contracts (United States)	March 2016	6,007,800	$82,271
39 CBOT HRW Wheat Contracts (United States)	March 2016	920,400	(7,224)
102 CBOT Soybean Contracts (United States)	March 2016	4,499,475	45,173
82 CBOT Soybean Meal Contracts (United States)	March 2016	2,233,680	(9,199)
122 CBOT Soybean Oil Contracts (United States)	March 2016	2,260,416	20,196
112 CBOT Wheat Contracts (United States)	March 2016	2,683,800	(36,174)
65 CME Lean Hogs Contracts (United States)	April 2016	1,838,200	99,174
51 CME Live Cattle Contracts (United States)	April 2016	2,733,600	27,715
114 COMEX Copper Contracts (United States)	March 2016	5,890,950	(56,467)
81 COMEX Gold 100 oz. Contracts (United States)	April 2016	9,042,840	207,472
47 COMEX Silver Contracts (United States)	March 2016	3,347,105	28,958
163 ICE Brent Crude Contracts (United Kingdom)	March 2016	6,001,660	644,210
39 ICE Coffee 'C' Contracts (United States)	March 2016	1,701,619	(28,692)
37 ICE Cotton No. 2 Contracts (United States)	March 2016	1,130,905	(12,863)
178 ICE Sugar No. 11 Contracts (United States)	March 2016	2,619,590	(15,125)
97 LME Aluminum Contracts (United Kingdom)	March 2016	3,675,694	78,352
35 LME Nickel Contracts (United Kingdom)	March 2016	1,807,050	7,234
51 LME Zinc Contracts (United Kingdom)	March 2016	2,068,050	127,724
57 NYMEX Gasoline Contracts (United States)	March 2016	2,710,726	(196,992)
291 NYMEX Natural Gas Contracts (United States)	Feb. 2016	6,687,180	428,242
62 NYMEX NY Harbor ULSD Contracts (United States)	March 2016	2,808,935	(106,957)
161 NYMEX WTI Crude Oil Contracts (United States)	Feb. 2016	5,412,820	(428,709)
TOTAL COMMODITY FUTURES CONTRACTS			$898,319

The face value of futures purchased as a percentage of Net Assets is 18.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $46,285,314.

Swaps

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Barclays Bank PLC	May 2016	USD 15,250,000	$0
CIBC	Mar. 2016	USD 8,500,000	(581,901)
CIBC	Apr. 2016	USD 10,600,000	(93,821)
CIBC	Apr. 2016	USD 6,050,000	296,790
Citibank, N.A.	Feb. 2016	USD 15,500,000	(1,726,322)
Citibank, N.A.	Mar. 2016	USD 20,000,000	(192,271)
Citibank, N.A.	Mar. 2016	USD 8,500,000	(218,510)
Citibank, N.A.	Apr. 2016	USD 13,300,000	192,748
Credit Suisse International	Feb. 2016	USD 5,700,000	286,725
Goldman Sachs Bank USA	Feb. 2016	USD 4,700,000	(550,665)
Goldman Sachs Bank USA	Mar. 2016	USD 6,200,000	(179,444)
Goldman Sachs Bank USA	May 2016	USD 51,400,000	0
JPMorgan Chase Bank, N.A.	Mar. 2016	USD 12,200,000	340,364
Merrill Lynch International	Feb. 2016	USD 9,000,000	(481,814)
Merrill Lynch International	Feb. 2016	USD 7,700,000	(917,547)
Merrill Lynch International	Mar. 2016	USD 17,500,000	(963,589)
Merrill Lynch International	Mar. 2016	USD 10,400,000	(69,792)
Merrill Lynch International	Apr. 2016	USD 42,000,000	1,537,286
Merrill Lynch International	Apr. 2016	USD 15,000,000	107,029
Morgan Stanley Capital Group, Inc.	Apr. 2016	USD 12,250,000	78,293
Societe Generale	Feb. 2016	USD 13,800,000	(1,767,301)
Societe Generale	Mar. 2016	USD 15,800,000	(152,292)
Societe Generale	Mar. 2016	USD $11,000,000	$505,360
UBS AG	Feb. 2016	USD 12,600,000	(1,351,143)

TOTAL RETURN SWAPS			$(5,901,817)

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

For the period, the average monthly notional amount for swaps in the aggregate was $277,183,333.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,356,093.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $34,584,797.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$301,785

Consolidated Subsidiary

	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Geode Commodity Return Central Cayman Ltd.	$47,999,574	$107,999,461	$20,000,048	$--	$88,996,031

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$59,961,370	$--	$59,961,370	$--
Money Market Funds	312,604,318	312,604,318	--	--
Total Investments in Securities:	$372,565,688	$312,604,318	$59,961,370	$--
Derivative Instruments:
Assets
Futures Contracts	$1,796,721	$1,796,721	$--	$--
Swaps	3,344,595	--	3,344,595	--
Total Assets	$5,141,316	$1,796,721	$3,344,595	$--
Liabilities
Futures Contracts	$(898,402)	$(898,402)	$--	$--
Swaps	(9,246,412)	--	(9,246,412)	--
Total Liabilities	$(10,144,814)	$(898,402)	$(9,246,412)	$--
Total Derivative Instruments:	$(5,003,498)	$898,319	$(5,901,817)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$1,796,721	$(898,402)
Swaps(b)	3,344,595	(9,246,412)
Total Value of Derivatives	$5,141,316	$(10,144,814)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Consolidated Statement of Assets and Liabilities.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Merrill Lynch International	$1,644,315	$(2,432,742)	$--	$788,427	$--
Societe Generale	505,360	(1,919,593)	--	1,414,233	--
JPMorgan Chase Bank, N.A.	340,364	--	--	--	340,364
CIBC	296,790	(675,722)	--	378,932	--
Credit Suisse International	$286,725	$--	$--	$--	$286,725
Citibank, N.A.	192,748	(2,137,103)	--	1,944,355	--
Morgan Stanley Capital Group, Inc.	78,293	--	--	--	78,293
Goldman Sachs Bank USA	--	(730,109)	--	730,109	--
UBS AG	--	(1,351,143)	--	1,351,143	--
Exchange Traded Futures	1,796,721	(898,402)	--	--	898,319
Total	$5,141,316	$(10,144,814)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $59,966,084)	$59,961,370
Fidelity Central Funds (cost $312,604,318)	312,604,318
Total Investments (cost $372,570,402)		$372,565,688
Receivable for fund shares sold		51,277,388
Distributions receivable from Fidelity Central Funds		89,622
Daily variation margin on futures contracts		1,254,679
Bi-lateral OTC swaps, at value		3,344,595
Prepaid expenses		6,250
Total assets		428,538,222
Liabilities
Payable for investments purchased	$2,042,221
Payable for fund shares redeemed	40,932
Bi-lateral OTC swaps, at value	9,246,412
Accrued management fee	17,078
Other payables and accrued expenses	684
Total liabilities		11,347,327
Net Assets		$417,190,895
Net Assets consist of:
Paid in capital		$521,248,983
Distributions in excess of net investment income		(26,243)
Accumulated undistributed net realized gain (loss) on investments		(99,023,633)
Net unrealized appreciation (depreciation) on investments		(5,008,212)
Net Assets, for 71,883,913 shares outstanding		$417,190,895
Net Asset Value, offering price and redemption price per share ($417,190,895 ÷ 71,883,913 shares)		$5.80

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Interest		$30,355
Income from Fidelity Central Funds		301,785
Total income		332,140
Expenses
Management fee	$81,704
Custodian fees and expenses	1,491
Independent trustees' compensation	625
Subsidiary directors' fees	8,100
Total expenses before reductions	91,920
Expense reductions	(785)	91,135
Net investment income (loss)		241,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Futures contracts	(11,204,287)
Swaps	(56,375,717)
Total net realized gain (loss)		(67,580,004)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,991)
Futures contracts	4,637,284
Swaps	15,972,657
Total change in net unrealized appreciation (depreciation)		20,607,950
Net gain (loss)		(46,972,054)
Net increase (decrease) in net assets resulting from operations		$(46,731,049)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,005	$236,775
Net realized gain (loss)	(67,580,004)	(97,489,883)
Change in net unrealized appreciation (depreciation)	20,607,950	(13,694,043)
Net increase (decrease) in net assets resulting from operations	(46,731,049)	(110,947,151)
Distributions to shareholders from net investment income	(440,770)	(350,031)
Share transactions
Proceeds from sales of shares	196,511,034	58,863,269
Reinvestment of distributions	62,002	57,111
Cost of shares redeemed	(29,002,478)	(12,717,141)
Net increase (decrease) in net assets resulting from share transactions	167,570,558	46,203,239
Total increase (decrease) in net assets	120,398,739	(65,093,943)
Net Assets
Beginning of period	296,792,156	361,886,099
End of period (including distributions in excess of net investment income of $26,243 and undistributed net investment income of $173,522, respectively)	$417,190,895	$296,792,156
Other Information
Shares
Sold	33,728,735	7,070,449
Issued in reinvestment of distributions	9,910	6,504
Redeemed	(4,858,180)	(1,575,296)
Net increase (decrease)	28,880,465	5,501,657

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Commodity Strategy Central Fund

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$6.90	$9.65	$9.54	$10.92	$12.68	$10.55
Income from Investment Operations
Net investment income (loss)A	.01	.01	.01	.01	.01	.01
Net realized and unrealized gain (loss)	(1.10)	(2.75)	.11	(1.38)	(1.45)	2.22
Total from investment operations	(1.09)	(2.74)	.12	(1.37)	(1.44)	2.23
Distributions from net investment income	(.01)	(.01)	(.01)	(.01)	(.01)	(.01)
Distributions from net realized gain	–	–	–B	–B	(.31)	(.09)
Total distributions	(.01)	(.01)	(.01)	(.01)	(.32)	(.10)
Net asset value, end of period	$5.80	$6.90	$9.65	$9.54	$10.92	$12.68
Total ReturnC,D	(15.81)%	(28.42)%	1.27%	(12.52)%	(11.63)%	21.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.06%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.06%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.16%G	.07%	.05%	.10%	.07%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$417,191	$296,792	$361,886	$356,216	$715,955	$1,353,204
Portfolio turnover rateH	0%G	0%	0%	65%	128%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Commodity Strategy Central Fund (the Fund) is a non-diversified fund of Fidelity Oxford Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode Commodity Return Central Caymen Ltd., a wholly owned subsidiary (the "Subsidiary"). As of January 31, 2016, the Fund held an investment of $88,996,031 in the Subsidiary, representing 21.3% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(393,469,940)
Net unrealized appreciation (depreciation) on securities	$(393,469,940)
Tax cost	$759,346,688

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(34,622,368)
Long-term	(64,525)
Total capital loss carryforward	$(34,686,893)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$(11,204,287)	$4,637,284
Swaps	(56,375,717)	15,972,657

Totals	$(67,580,004)	$20,609,941

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services and the Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives fees from FMR for investment management services provided to the Fund. Under the management contract, the investment adviser pays all other expenses, except custody fees, the compensation of the independent Trustees and certain other expenses such as interest expense.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at an annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $625.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $160.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Actual	.0623%	$1,000.00	$841.90	$.29
Hypothetical-C		$1,000.00	$1,024.82	$.32

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commodity Strategy Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the Advisory Contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with Geode's senior management.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources. The Board also noted that Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services performed by Geode under the Advisory Contract and administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contract, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays Geode a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses and expenses associated with investments in wholly-owned subsidiaries). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contract because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
John Engler
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
Albert R. Gamper, Jr.
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
Robert F. Gartland
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
Abigail P. Johnson
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
Arthur E. Johnson
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
Michael E. Kenneally
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
James H. Keyes
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
Marie L. Knowles
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
Geoffrey A. von Kuhn
Affirmative	291,614,859.63	100.000
Withheld	0.00	0.000
TOTAL	291,614,859.63	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CRC-SANN-0316
1.901063.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 28, 2016